                              GARTMORE MUTUAL FUNDS

                     Gartmore Global Financial Services Fund
                      Gartmore Global Health Sciences Fund
                     Gartmore Global Natural Resources Fund
               Gartmore Global Technology and Communications Fund
                         Gartmore Global Utilities Fund

                    Supplement dated November 3, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Effective  November 6, 2006,  Douglas  Burtnick  is  replacing  Paul  Cluskey as portfolio  manager of the Gartmore  Global Health  Sciences Fund. As a result of this change,  the section titled  "Gartmore  Global Health  Sciences Fund" under
"Portfolio Management" on page 29 has been restated in its entirety as follows:

     Gartmore Global Health Sciences Fund

     Douglas Burtnick is the Fund's portfolio manager and is responsible for the day-to-day  management  of the  Fund,  including  selection  of the  Fund's investments.  Mr.  Burtnick also manages or co-manages the Gartmore  Global
     Financial Services Fund, the Gartmore Growth Fund, the Gartmore U.S. Growth
     Leaders  Fund,  the Gartmore  U.S.  Growth  Leaders  Long-Short  Fund,  the
     Gartmore  GVIT Global  Financial  Services  Fund,  the Gartmore GVIT Global
     Health  Sciences  Fund, the Gartmore GVIT Growth Fund and the Gartmore GVIT
     U.S. Growth Leaders Fund.

     Mr. Burtnick joined the Adviser in May 2002 from Brown Brothers  Harriman &
     Company  where he served as a risk manager in the private  client group and portfolio manager from 2000 to 2002. From 1998 to 2000, he worked at Barra,
     Inc., a risk  management  firm,  where he led a group  focused on portfolio construction  and risk management  issues for  institutional  investors and hedge funds.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

     PS-SEC-3 11/06